Nature of Operations and Basis of Preparation - Additional Information (Detail)	12 Months Ended
Dec. 31, 2015 Vessel
Nature Of Operations And Basis Of Preparation [Line Items]
Number of vessels	18
OOCL [Member]
Nature Of Operations And Basis Of Preparation [Line Items]
Number of vessels	3
Minimum [Member]
Nature Of Operations And Basis Of Preparation [Line Items]
Remaining charter terms	2 years
Maximum [Member]
Nature Of Operations And Basis Of Preparation [Line Items]
Remaining charter terms	10 years
CMA CGM [Member]
Nature Of Operations And Basis Of Preparation [Line Items]
Number of vessels	15
CMA CGM [Member] | Minimum [Member]
Nature Of Operations And Basis Of Preparation [Line Items]
Remaining charter terms	2 years
CMA CGM [Member] | Maximum [Member]
Nature Of Operations And Basis Of Preparation [Line Items]
Remaining charter terms	10 years